Taxation - Summary of Reconciliation of Income Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Abstract]
Profit before income tax	¥ 8,712	¥ 6,045	¥ 4,373
Tax calculated at a tax rate of 25%	2,178	1,511	1,093
Effects of different tax rates applicable to different subsidiaries of the Group	(84)	(34)	(22)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(932)	(888)	(764)
Expense not deductible for tax purposes	39	187	222
Income not subject to tax	(61)	(1)
Unrecognized deferred income tax assets	69	32	44
Utilization of previously unrecognized tax assets	(52)	(45)	(33)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	440	75
Others	6	(12)	(6)
Total income tax expense	¥ 1,603	¥ 825	¥ 534